STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

December 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 92.6%
Capital Goods - 7.3%
Armstrong World Industries Inc.	379,725		26,045,338
Curtiss-Wright Corp.	180,891		30,206,988
Fluor Corp.	1,024,368	[a,b]	35,504,595
Graco Inc.	333,354		22,421,390
Mercury Systems Inc.	769,919	[a,b]	34,446,176
SiteOne Landscape Supply Inc.	96,220	[a,b]	11,288,530
The AZEK Company	513,963	[a,b]	10,443,728
Zurn Elkay Water Solutions Corp.	451,294		9,544,868
			179,901,613
Commercial & Professional Services - 4.3%
CACI International Inc., Cl. A	148,185	[b]	44,542,929
Clarivate PLC	1,344,385	[b]	11,212,171
CoStar Group Inc.	328,229	[b]	25,365,537
FTI Consulting Inc.	152,354	[b]	24,193,815
			105,314,452
Consumer Durables & Apparel - 2.7%
Lululemon Athletica Inc.	122,532	[b]	39,256,802
Peloton Interactive Inc., Cl. A	3,337,805	[a,b]	26,502,172
			65,758,974
Consumer Services - 5.5%
European Wax Center Inc., Cl. A	565,615	[a,b]	7,041,907
Expedia Group Inc.	480,960	[b]	42,132,096
Planet Fitness Inc., Cl. A	1,081,614	[b]	85,231,183
			134,405,186
Diversified Financials - 2.9%
Ares Management Corp., Cl. A	273,835		18,741,267
Morningstar Inc.	144,628		31,324,979
Tradeweb Markets Inc., Cl. A	328,998		21,361,840
			71,428,086
Energy - 6.3%
Cactus Inc., Cl. A	1,152,119		57,905,501
EQT Corp.	1,996,270		67,533,814
PBF Energy Inc., Cl. A	734,970		29,972,077
			155,411,392
Food & Staples Retailing - 2.1%
Grocery Outlet Holding Corp.	1,757,945	[b]	51,314,415
Food, Beverage & Tobacco - 1.5%
Freshpet Inc.	714,599	[a,b]	37,709,389

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 92.6% (continued)
Health Care Equipment & Services - 11.0%
1Life Healthcare Inc.	1,575,410	[b]	26,325,101
Align Technology Inc.	269,997	[b]	56,942,367
DexCom Inc.	737,682	[b]	83,535,110
Inspire Medical Systems Inc.	96,250	[b]	24,243,450
Insulet Corp.	64,768	[b]	19,067,052
Outset Medical Inc.	467,765	[b]	12,077,692
Privia Health Group Inc.	1,616,137	[a,b]	36,702,471
R1 RCM Inc.	989,752	[a,b]	10,837,784
			269,731,027
Materials - 1.9%
Alcoa Corp.	560,302		25,476,932
Constellium SE	1,804,001	[b]	21,341,332
			46,818,264
Media & Entertainment - 2.7%
Liberty Media Corp-Liberty Formula One, Cl. C	690,528	[b]	41,279,764
Live Nation Entertainment Inc.	345,955	[b]	24,126,902
			65,406,666
Pharmaceuticals Biotechnology & Life Sciences - 18.9%
10X Genomics Inc., CI. A	309,988	[b]	11,295,963
Ascendis Pharma A/S, ADR	185,027	[a,b]	22,597,348
Beam Therapeutics Inc.	146,289	[a,b]	5,721,363
BioMarin Pharmaceutical Inc.	135,507	[b]	14,023,619
Bio-Techne Corp.	464,051		38,460,547
Cytokinetics Inc.	277,377	[a,b]	12,709,414
Denali Therapeutics Inc.	651,477	[b]	18,117,575
Horizon Therapeutics PLC	696,704	[b]	79,284,915
Insmed Inc.	544,661	[b]	10,882,327
Karuna Therapeutics Inc.	60,584	[b]	11,904,756
Kymera Therapeutics Inc.	561,008	[b]	14,002,760
Neurocrine Biosciences Inc.	353,100	[b]	42,174,264
PTC Therapeutics Inc.	465,336	[b]	17,761,875
Repligen Corp.	253,087	[a,b]	42,850,160
Sarepta Therapeutics Inc.	756,269	[b]	97,997,337
Twist Bioscience Corp.	381,918	[b]	9,093,468
Ultragenyx Pharmaceutical Inc.	290,227	[b]	13,446,217
			462,323,908
Retailing - 6.8%
Burlington Stores Inc.	121,811	[b]	24,698,398
Chewy Inc., Cl. A	661,803	[a,b]	24,539,655
Farfetch Ltd., Cl. A	4,355,596	[a,b]	20,601,969
National Vision Holdings Inc.	1,108,209	[a,b]	42,954,181
Ollie's Bargain Outlet Holdings Inc.	1,170,705	[b]	54,835,822
			167,630,025

Description	Shares		Value ($)
Common Stocks - 92.6% (continued)
Semiconductors & Semiconductor Equipment - 2.3%
Power Integrations Inc.	472,637		33,897,526
Semtech Corp.	740,142	[b]	21,234,674
			55,132,200
Software & Services - 12.5%
AvidXchange Holdings Inc.	517,628	[b]	5,145,222
Bill.com Holdings Inc.	302,217	[b]	32,929,564
Block Inc.	289,334	[b]	18,181,749
DigitalOcean Holdings Inc.	576,726	[a,b]	14,689,211
DocuSign Inc.	121,716	[b]	6,745,501
DoubleVerify Holdings Inc.	709,426	[b]	15,578,995
Euronet Worldwide Inc.	379,866	[b]	35,851,753
Everbridge Inc.	369,805	[b]	10,938,832
HubSpot Inc.	171,425	[b]	49,564,110
nCino Inc.	319,062	[a,b]	8,435,999
Shopify Inc., Cl. A	785,574	[b]	27,267,274
Splunk Inc.	236,225	[b]	20,336,610
Twilio Inc., Cl. A	1,212,562	[b]	59,367,036
			305,031,856
Technology Hardware & Equipment - 3.5%
Calix Inc.	514,794	[b]	35,227,353
Lumentum Holdings Inc.	409,390	[b]	21,357,876
nLight Inc.	602,269	[b]	6,107,008
Trimble Inc.	251,911	[b]	12,736,620
Zebra Technologies Corp., Cl. A	37,876	[b]	9,711,785
			85,140,642
Telecommunication Services - .4%
Bandwidth Inc., Cl. A	443,755	[b]	10,184,177
Total Common Stocks (cost $1,959,911,022)			2,268,642,272

Private Equity - .6%
Diversified Financials - .1%
Fundbox	702,664	[b,c]	2,649,043
Pharmaceuticals Biotechnology & Life Sciences - .2%
Aspen Neuroscience	1,963,167	[b,c]	3,965,597
Real Estate - .2%
Roofstock	346,123	[b,c]	3,859,272
Software & Services - .1%
Locus Robotics	101,086	[b,c]	3,786,682
Total Private Equity (cost $30,174,132)			14,260,594

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Number of Rights
Rights - .0%
Health Care Equipment & Services - .0%
Abiomed Inc. expiring 12/31/2023 (cost $0)		160,644	[c]	163,857
	1-Day Yield (%)
Investment Companies - 6.9%
Registered Investment Companies - 6.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $168,815,139)	4.37	168,815,139	[d]	168,815,139

Investment of Cash Collateral for Securities Loaned - 2.8%
Registered Investment Companies - 2.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $69,870,961)	4.37	69,870,961	[d]	69,870,961
Total Investments (cost $2,228,771,254)		102.9%		2,521,752,823
Liabilities, Less Cash and Receivables		(2.9%)		(71,057,039)
Net Assets		100.0%		2,450,695,784

ADR—American Depository Receipt

a Security, or portion thereof, on loan. At December 31, 2022, the value of the fund’s securities on loan was $144,435,111 and the value of the collateral was $149,272,449, consisting of cash collateral of $69,870,961 and U.S. Government & Agency securities valued at $79,401,488. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c The fund held Level 3 securities at December 31, 2022. These securities were valued at $14,424,451 or .6% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

December 31, 2022 (Unaudited)

The following is a summary of the inputs used as of December 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,268,642,272	-	163,857	2,268,806,129
Equity Securities - Private Equity	-	-	14,260,594	14,260,594
Investment Companies	238,686,100	-	-	238,686,100

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2022, accumulated net unrealized appreciation on investments was $292,981,569, consisting of $621,371,310 gross unrealized appreciation and $328,389,741 gross unrealized depreciation.

At December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.